Securities Sold Under Repurchase Agreements (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Securities Sold Under Repurchase Agreements
Average outstanding amount	$ 893,830,000	$ 1,041,186,000
Maximum amount outstanding at any month end	892,341,000	1,119,531,000
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	1,127,170,000	1,313,637,000
Collateralized securities, Fair Value of Securities Sold	1,134,418,000	1,317,998,000
Repurchase Borrowing, Balance of Liability	858,350,000	957,381,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	2.79%	2.91%
Overnight agreements
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	366,731,000	332,042,000
Collateralized securities, Fair Value of Securities Sold	370,704,000	341,238,000
Repurchase Borrowing, Balance of Liability	236,077,000	209,899,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.16%	0.17%
1 to 29 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	3,717,000	27,954,000
Collateralized securities, Fair Value of Securities Sold	3,781,000	28,288,000
Repurchase Borrowing, Balance of Liability	1,016,000	18,666,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.45%	0.40%
30 to 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	13,399,000	8,106,000
Collateralized securities, Fair Value of Securities Sold	13,628,000	8,263,000
Repurchase Borrowing, Balance of Liability	6,705,000	3,295,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	0.38%	0.43%
Over 90 days
Collateral Securities and Repurchase Borrowing agreements
Collateralized Securities, Book Value of Securities Sold	743,323,000	945,535,000
Collateralized securities, Fair Value of Securities Sold	746,305,000	940,209,000
Repurchase Borrowing, Balance of Liability	$ 614,552,000	$ 725,521,000
Repurchase Borrowing, Weighted Average Interest Rate (as a percent)	3.83%	3.78%